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                                  UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended:       September 30, 2003

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Danforth Associates, Inc.
Address:          One Hollis Street
                  Suite 206
                  Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Danforth
Title:   President
Phone:   800-443-4427
Signature, Place, and Date of Signing:

         Stuart Gould Danforth   Wellesley, MA   October 22, 2003

Report Type:

(X)      13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                                    FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $ 100,329,324

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                           FORM 13F INFORMATION TABLE
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                                                                                 DISCRETION                     AUTHORITY
NAME OF ISSUER        TITLE OF CLASS       CUSIP        MARKET VALUE      SHARES   (A) SOLE          MANAGER    (C) NONE
-------------------------------------    ---------      ------------      -------------------        -------- ------
AMERISOURCBERGEN CORP.         COM       03073E105       $  388,079         7180       X                1       X

AMBAC FINANCIAL GROUP          COM       023139108       $1,263,552        19743       X                1       X

AMERICAN INT'L GROUP           COM       026874107       $1,833,763        31781       X                1       X

AMGEN INC                      COM       031162100       $2,862,042        44359       X                1       X

AUTOMATIC DATA PROC.           COM       053015103       $1,130,436        31532       X                1       X

BANK OF AMERICA CORP.          COM       060505104       $1,938,045        24834       X                1       X

BARD C R INC                   COM       067383109       $  571,195         8045       X                1       X

BECTON DICKINSON AND CO.       COM       075887109       $1,119,322        30989       X                1       X

BEMIS CO INC.                  COM       081437105       $1,568,663        35410       X                1       X

CISCO SYSTEMS                  COM       17275R102       $1,553,761        79314       X                1       X

CITIGROUP INC                  COM       172967101       $4,797,527       105417       X                1       X

COLGATE PALMOLIVE              COM       194162103       $3,497,692        62581       X                1       X

QUEST DIAGNOSTICS              COM       74834L100       $  437,881         7221       X                1       X

EXXON MOBIL                    COM       30231G102       $5,390,521       147282       X                1       X

FANNIE MAE                     COM       313586109       $3,920,137        55586       X                1       X

FEDEX CORP                     COM       31428X106       $1,323,392        20540       X                1       X

FIRST DATA CORP                COM       319963104       $1,490,787        37037       X                1       X

GENERAL ELECTRIC               COM       369604103       $4,560,482       152985       X                1       X

HARLEY-DAVIDSON INC            COM       412822108       $1,228,859        25495       X                1       X

INT'L FLAVORS & FRAG.          COM       459506101       $1,044,699        31581       X                1       X

JOHNSON & JOHNSON              COM       478160104       $2,825,512        57058       X                1       X

LIZ CLAIBORNE INC              COM       539320101       $1,518,085        44584       X                1       X

LOWES COS.                     COM       548661107       $6,683,752       128781       X                1       X

MATTEL INC.                    COM       577081102       $1,302,305        68687       X                1       X

MEDTRONIC                      COM       585055106       $4,940,394       105294       X                1       X

3M COMPANY                     COM       88579y101       $2,196,011        31794       X                1       X

MERCK & CO                     COM       589331107       $2,257,955        44606       X                1       X

MICROSOFT                      COM       594918104       $2,267,173        81553       X                1       X

PEPSI CO INC.                  COM       713448108       $2,380,685        51946       X                1       X

PFIZER INC                     COM       717081103       $5,707,739       187878       X                1       X

PROCTER & GAMBLE CO.           COM       742718109       $3,642,256        39240       X                1       X

PRAXAIR INC.                   COM       74005P104       $  624,332        10078       X                1       X

SYSCO CORP.                    COM       871829107       $1,752,111        53565       X                1       X

TARGET                         COM       87612E106       $2,932,393        77927       X                1       X

UNION PACIFIC CORP.            COM       907818108       $1,027,049        17656       X                1       X

UNITED TECHNOLOGIES            COM       913017109       $2,279,450        29496       X                1       X

VIACOM INC. B NON VTG          COM       925524308       $1,196,070        31229       X                1       X

WALGREEN CO                    COM       931422109       $4,378,456       142900       X                1       X

WAL-MART                       COM       931142103       $1,632,886        29237       X                1       X

WASHINGTON MUTUAL INC.         COM       939322103       $2,617,435        66483       X                1       X

WELLS FARGO                    COM       949746101       $2,048,052        39768       X                1       X

XILINX                         COM       983919101       $  689,342        24247       X                1       X

YUM BRANDS INC.                COM       988498101       $1,527,029        51554       X                1       X

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